Subsequent Events (Details)												12 Months Ended
		Oct. 31, 2025 USD ($)	Oct. 15, 2025 USD ($) $ / shares shares	Oct. 13, 2025 USD ($) shares	Oct. 07, 2025 USD ($) $ / shares shares	Sep. 22, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 13, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 05, 2025 $ / shares shares	Sep. 27, 2024 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($)	Jun. 29, 2025 $ / shares
Subsequent Event [Line Items]
Cash Consideration				$ 538,840			$ 1,137,515		$ 9,000,000
Restricted cash (in Shares) | shares				572,500			750,000
Cash consideration									$ 3,400,000
Repayable												$ 2,850,000
Net proceeds from public or private equity offering												50.00%
Additional warrants (in Shares) | shares												100,000
Gross proceeds offering percentage												6.50%
Fees and expenses												$ 50,000
Convertible par value per share (in Dollars per share) | $ / shares											$ 1.15
Gross proceeds																$ 5,018,985
Forecast [Member]
Subsequent Event [Line Items]
Expire tern								5 years
Percentage of initial exercise price								50.00%
Offering expenses								$ 6,400,000
Issuance of ordinary share (in Shares) | shares						14,320
Lump sum payment		$ 950,000
Gross proceeds			$ 230,837,060		$ 15
Outstanding share capital					9.99%
Land other expenses					$ 50,000
Aggregate offering			$ 230,837,060
Forecast [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Purchas of warrants (in Shares) | shares								458,000
Exercise price (in Dollars per share) | $ / shares			$ 1.7		$ 0.9975			$ 0.56
Forecast [Member] | Pre funded Warrants [Member]
Subsequent Event [Line Items]
Purchas of warrants (in Shares) | shares					800,000
Senior Secured Convertible Notes [Member] | Forecast [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share) | $ / shares			0.0025
August 2025 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of shareholders												5.00%
Loan Agreement [Member] | BTC KZ [Member]
Subsequent Event [Line Items]
Principal amount												$ 31,600,000
Interest rate												5.00%
Maturity date												Jul. 24, 2028
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 2.55
Cash payment						$ 450,000
Percentage of aggregate gross proceeds					7.00%
Gross proceeds payable			2,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Restricted cash (in Shares) | shares									650,000	90,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.0025	$ 0.0025	$ 0.0025	[1]	$ 0.0025	[1]		$ 0.0025
Ordinary shares, shares issued (in Shares) | shares	[1]											1,095,905		20,486
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Sale of shares (in Shares) | shares								458,000
Price per share (in Dollars per share) | $ / shares								$ 14
Purchas of warrants (in Shares) | shares					800,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0025
Ordinary shares, shares issued (in Shares) | shares					800,000
Price per share (in Dollars per share) | $ / shares			$ 0.0025		$ 1
Restricted shares cancelled (in Shares) | shares			90,000
Aggregate consideration			$ 8,100,000
Class A Ordinary Shares [Member] | Forecast [Member] | Pre funded Warrants [Member]
Subsequent Event [Line Items]
Purchas of warrants (in Shares) | shares					14,200,000
Exercise price (in Dollars per share) | $ / shares					$ 0.0025
Class A Ordinary Shares [Member] | BTC KZ [Member]
Subsequent Event [Line Items]
Principal amount												$ 31,600,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025